Note Payable - JSJ Investments Inc.	6 Months Ended
Jun. 30, 2017
Note Payable - JSJ Investments Inc. [Abstract]
NOTE PAYABLE - JSJ INVESTMENTS INC.

NOTE 7 – NOTE PAYABLE - JSJ INVESTMENTS INC.

On May 8, 2017, the Registrant entered into a Convertible Promissory Note with JSJ Investments Inc., an accredited investor, for the principal amount of $100,000 with interest at 12% per annum, due February 7, 2018 and convertible into OMAG’s Common Stock after 180 days from the Issuance Date at a conversion price equal to 60% of the lowest trading price of the Common Stock during the twenty day period prior to the conversion. The Registrant may prepay the Note in full together with any accrued interest before the Prepayment Date which occurs 180 days after the Issuance Date with a cash redemption premium of 125% (in the case of prepayments within 90 days of the Issuance Date), 135% (in the case of prepayments 91 to 120 days after the Issuance Date) and 140% (in case of prepayments 121 to 180 days after the Issuance Date). (See: Exhibit 10.49, the Convertible Promissory Note).